Cover	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	Asure Software, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-34522
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	3700 N. Capital of Texas Hwy
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	437-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ASUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000884144